Fair Value Measurements - Fair Value, Concentration of Risk (Details)	Mar. 31, 2024	Mar. 04, 2024
Fair value of common stock
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	1.06	3.53
Derivative liability, measurement input	1.06	3.53
Term in years
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input	1.18	1.25
Volatility of revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.26	0.26
Derivative liability, measurement input	1.30	1.30
Discount rate applicable to revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.07	0.07
Risk-free rate
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.045	0.045
Derivative liability, measurement input	0.05	0.049
Risk premium
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.025	0.025
Cost of debt
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.155	0.155
Credit risk spread
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.11	0.11
Equity volatility
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	1.30	1.30
Debt discount
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input	0.30	0.30